SLM Student Loan Trust 2008-9
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	08/28/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-9 Deal Parameters

	Student Loan Portfolio Characteristics			8/28/2008	Activity	9/30/2008
A	i	Portfolio Balance		$4,056,207,119.12	($5,252,002.05)	$4,050,955,117.07
	ii	Interest to be Capitalized		112,835,220.47		114,225,413.87

	iii	Total Pool		$4,169,042,339.59		$4,165,180,530.94
	iv	Capitalized Interest		70,000,000.00		69,554,905.41
	v	Specified Reserve Account Balance		10,439,951.00		10,412,951.33

	vi	Total Adjusted Pool		$4,249,482,290.59		$4,245,148,387.68

B	i	Weighted Average Coupon (WAC)		6.261%		6.261%
	ii	Weighted Average Remaining Term		125.19		125.08
	iii	Number of Loans		1,021,573		1,023,331
	iv	Number of Borrowers		492,673		493,281
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$223,355,801		$225,640,647
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$3,945,686,539		$3,939,539,884
	viii	Pool Factor		1.000000000		0.997413816

					% of O/S		% of O/S
	Notes		Spread	Balance 08/28/2008	Securities	Balance 10/27/2008	Securities

C	i	A Notes 78445JAA5	1.50%	$3,963,579,000.00	97.000%	$3,963,579,000.00	97.000%
	v	B Notes 78445JAB3	2.25%	122,584,000.00	3.000%	122,584,000.00	3.000%

		Total Notes		$4,086,163,000.00	100.000%	$4,086,163,000.00	100.000%

	Reserve Account			8/28/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$10,439,951.00		$0.00
	iii	Specified Reserve Acct Balance ($)		$10,439,951.00		$10,412,951.33
	iv	Reserve Account Floor Balance ($)		$4,175,980.00		$4,175,980.00

	v	Current Reserve Acct Balance ($)		$10,439,951.00		$10,412,951.33

	Other Accounts			8/28/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$6,938,043.41		$0.00
	ii	Capitalized Interest Account		$70,000,000.00		$69,554,905.41
	iii	Floor Income Rebate Account		$0.00		$5,943,932.42

	Asset/Liability			8/28/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$4,256,420,334.00		$4,245,148,387.68
	ii	Total Outstanding Balance Notes		$4,086,163,000.00		$4,086,163,000.00
	iii	Difference		$170,257,334.00		$158,985,387.68
	iv	Parity Ratio		1.04167		1.03891

II. 2008-9 Transactions from:	8/28/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$21,745,070.73
	ii	Principal Collections from Guarantor	42,257.09
	iii	Principal Reimbursements	90,008.62
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$21,877,336.44

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$11,067.06
	ii	Capitalized Interest	(9,850,980.66)

	iii	Total Non-Cash Principal Activity	$(9,839,913.60)

C	Student Loan Principal Purchases		$(6,785,420.79)

D	Total Student Loan Principal Activity		$5,252,002.05

E	Student Loan Interest Activity
	i	Regular Interest Collections	$5,190,418.10
	ii	Interest Claims Received from Guarantors	50.12
	iii	Collection Fees/Returned Items	5,843.57
	iv	Late Fee Reimbursements	159,948.81
	v	Interest Reimbursements	844.56
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$5,357,105.16

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(926.46)
	ii	Capitalized Interest	9,850,980.66

	iii	Total Non-Cash Interest Adjustments	$9,850,054.20

G	Student Loan Interest Purchases		$(118,199.71)

H	Total Student Loan Interest Activity		$15,088,959.65

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2008-9 Collection Account Activity	8/28/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$14,551,749.58
	ii	Consolidation Principal Payments	7,235,578.24
	iii	Reimbursements by Seller	30,120.38
	iv	Borrower Benefits Reimbursements	34,182.69
	v	Reimbursements by Servicer	0.29
	vi	Re-purchased Principal	25,705.26

	vii	Total Principal Collections	$21,877,336.44

B	Interest Collections
	i	Interest Payments Received	$5,054,878.82
	ii	Consolidation Interest Payments	135,589.40
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	8.48
	vi	Re-purchased Interest	836.08
	vii	Collection Fees/Return Items	5,843.57
	viii	Late Fees	159,948.81

	ix	Total Interest Collections	$5,357,105.16

C	Other Reimbursements		$75,183.56

D	Reserves in Excess of the Requirement		$26,999.67

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$217,893.89

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$430,095.56

J	Funds Released from Capitalized Interest Account		$445,094.59

K	Intial Deposit to the Collection Account		$7,560,000.00

L	TOTAL AVAILABLE FUNDS		$35,989,708.87
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(165,585.25)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(5,943,932.42)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$29,880,191.20

N	Servicing Fees Due for Current Period		$1,289,332.00

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,309,332.00

IV. 2008-9	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	8/28/2008	9/30/2008	8/28/2008	9/30/2008	8/28/2008	9/30/2008	8/28/2008	9/30/2008	8/28/2008	9/30/2008

INTERIM:
In School
Current	6.427%	6.431%	321,664	309,119	31.487%	30.207%	$1,402,056,335.95	$1,343,401,939.24	34.566%	33.163%

Grace
Current	6.321%	6.327%	149,383	140,279	14.623%	13.708%	651,125,623.56	$632,451,727.11	16.053%	15.612%

TOTAL INTERIM	6.393%	6.397%	471,047	449,398	46.110%	43.915%	$2,053,181,959.51	$1,975,853,666.35	50.618%	48.775%

REPAYMENT
Active
Current	6.265%	6.290%	287,473	288,347	28.140%	28.177%	$997,859,545.99	$1,004,789,043.65	24.601%	24.804%
31-60 Days Delinquent	5.814%	5.866%	40,182	42,661	3.933%	4.169%	132,114,052.26	138,135,310.93	3.257%	3.410%
61-90 Days Delinquent	5.596%	5.603%	22,714	23,252	2.223%	2.272%	67,361,660.20	71,562,149.09	1.661%	1.767%
91-120 Days Delinquent	5.505%	5.490%	14,747	14,487	1.444%	1.416%	42,637,478.92	41,224,180.61	1.051%	1.018%
> 120 Days Delinquent	5.447%	5.447%	31,694	39,057	3.102%	3.817%	89,047,837.85	109,703,822.12	2.195%	2.708%

Deferment
Current	6.312%	6.243%	85,848	97,627	8.404%	9.540%	404,370,525.60	435,732,360.46	9.969%	10.756%

Forbearance
Current	5.896%	5.979%	67,868	68,405	6.643%	6.685%	269,634,058.79	273,464,106.97	6.647%	6.751%

TOTAL REPAYMENT	6.120%	6.127%	550,526	573,836	53.890%	56.075%	$2,003,025,159.61	$2,074,610,973.83	49.382%	51.213%

Claims in Process (1)	0.000%	6.255%	0	94	0.000%	0.009%	$0.00	$488,285.28	0.000%	0.012%
Aged Claims Rejected (2)	0.000%	5.010%	0	3	0.000%	0.000%	$0.00	$2,191.61	0.000%	0.000%

GRAND TOTAL	6.261%	6.261%	1,021,573	1,023,331	100.000%	100.000%	$4,056,207,119.12	$4,050,955,117.07	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-9	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	5.929%	567,352	$1,777,653,209.94	43.882%
- GSL - Unsubsidized	5.997%	392,516	1,668,478,860.48	41.187%
- PLUS Loans	8.013%	59,615	594,653,908.66	14.679%
- SLS Loans	5.776%	3,848	10,169,137.99	0.251%

- Total	6.261%	1,023,331	$4,050,955,117.07	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	6.321%	790,438	$3,449,468,288.42	85.152%
-Two Year	5.894%	169,770	433,850,298.13	10.710%
-Technical	5.967%	63,107	167,617,473.05	4.138%
-Other	4.925%	16	19,057.47	0.000%

- Total	6.261%	1,023,331	$4,050,955,117.07	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-9	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$16,774,054.66

B	Interest Subsidy Payments Accrued During Collection Period	6,717,091.34

C	Special Allowance Payments Accrued During Collection Period	857,083.28

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	217,893.89

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$24,566,123.17

VII. 2008-9	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A Interest Rate	0.006954600	08/28/2008 - 10/27/2008	1 NY Business Day	4.17276%	LIBOR

E	Class B Interest Rate	0.008204600	08/28/2008 - 10/27/2008	1 NY Business Day	4.92276%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-9	Inputs From Initial Period	8/28/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$4,056,207,119.12
	ii	Interest To Be Capitalized	112,835,220.47

	iii	Total Pool	$4,169,042,339.59
	iv	Capitalized Interest	70,000,000.00
	vi	Specified Reserve Account Balance	10,439,951.00

	vii	Total Adjusted Pool	$4,249,482,290.59

B	Total Note Factor		0.855757610
C	Total Note Balance		$4,086,163,000.00

D	Note Balance 8/28/2008		Class A	Class B

	i	Current Factor	1.000000000	1.000000000
	ii	Expected Note Balance	$3,963,579,000.00	$122,584,000.00

	iii	Note Principal Shortfall	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00

E	Reserve Account Balance	$10,439,951.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-9            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$29,880,191.20	$29,880,191.20

B	Primary Servicing Fees - Current Month		$1,289,332.00	$28,590,859.20

C	Administration Fee		$20,000.00	$28,570,859.20

D	Class A Noteholders’ Interest Distribution Amounts		$27,565,106.51	$1,005,752.69

E	Class B Noteholders’ Interest Distribution Amount		$1,005,752.69	$0.00

F	Class A Noteholders’ Principal Distribution Amounts		$0.00	$0.00

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$4,050,955,117.07
	ii	Interest to be Capitalized	114,225,413.87
	iii	Reserve Account Balance (after any reinstatement)	10,412,951.33
	iv	Capitalized Interest Account Balance	69,554,905.41
	v	Less Specified Reserve Account Balance	(10,412,951.33)

	vi	Total	$4,234,735,436.35

	vii	Class A Notes Outstanding (after application of available funds)	$3,963,579,000.00

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or viii = Y)	N

X. 2008-9           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$10,439,951.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$10,439,951.00
	iv	Required Reserve Account Balance	$10,412,951.33
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$26,999.67
	vii	Ending Reserve Account Balance	$10,412,951.33

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		9/12/2008
	i	Beginning of Period Account Balance	$6,938,043.41
	ii	Supplemental Loan Purchases	$(6,507,947.85)
	iii	Transfers to Collection Account	$(430,095.56)

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		10/25/2009
	i	Beginning of Period Account Balance	$70,000,000.00
	ii	Transfers to Collection Account	$(445,094.59)

	iii	Ending Balance	$69,554,905.41

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$0.00
	ii	Deposits for the Period	$5,943,932.42
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$5,943,932.42

XI. 2008-9            Distributions

A	Distribution Amounts		Class A	Class B
	i	Quarterly Interest Due	$27,565,106.51	$1,005,752.69
	ii	Quarterly Interest Paid	27,565,106.51	1,005,752.69
	iii	Interest Shortfall	$0.00	$0.00

	vii	Quarterly Principal Due	$10,821,067.09	$0.00
	viii	Quarterly Principal Paid	0.00	0.00
	ix	Quarterly Principal Shortfall	$10,821,067.09	$0.00

	x	Total Distribution Amount	$27,565,106.51	$1,005,752.69

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$4,086,163,000.00
	ii	Adjusted Pool Balance	9/30/08	4,245,148,387.68
	iii	Overcollaterlization Percentage		104.17%

	iv	Principal Distribution Amount (i - ii / iii)		$10,821,067.09

	v	Principal Distribution Amount Paid		$0.00

	vi	Principal Shortfall (iv - v)		$10,821,067.09

C		Total Principal Distribution		$0.00
D		Total Interest Distribution		28,570,859.20

E		Total Cash Distributions		$28,570,859.20

F					Paydown
	Note Balances			8/28/2008	Factor	10/27/2008
	i	A Note Balance	78445JAA5	$3,963,579,000.00		$3,963,579,000.00
		A Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78445JAB3	$122,584,000.00		$122,584,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-9            Historical Pool Information

			8/28/08 - 9/30/08

Beginning Student Loan Portfolio Balance			$4,056,207,119.12

	Student Loan Principal Activity
	i	Regular Principal Collections	$21,745,070.73
	ii	Principal Collections from Guarantor	42,257.09
	iii	Principal Reimbursements	90,008.62
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$21,877,336.44
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$11,067.06
	ii	Capitalized Interest	(9,850,980.66)

	iii	Total Non-Cash Principal Activity	$(9,839,913.60)

	Student Loan Principal Purchases		$(6,785,420.79)

(-)	Total Student Loan Principal Activity		$5,252,002.05

	Student Loan Interest Activity
	i	Regular Interest Collections	$5,190,418.10
	ii	Interest Claims Received from Guarantors	50.12
	iii	Collection Fees/Returned Items	5,843.57
	iv	Late Fee Reimbursements	159,948.81
	v	Interest Reimbursements	844.56
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$5,357,105.16

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(926.46)
	ii	Capitalized Interest	9,850,980.66

	iii	Total Non-Cash Interest Adjustments	$9,850,054.20

	Student Loan Interest Purchases		$(118,199.71)

	Total Student Loan Interest Activity		$15,088,959.65

(=)	Ending Student Loan Portfolio Balance		$4,050,955,117.07

(+)	Interest to be Capitalized		$114,225,413.87

(=)	TOTAL POOL		$4,165,180,530.94

(+)	Capitalized Interest		$69,554,905.41

(+)	Reserve Account Balance		$10,412,951.33

(=)	Total Adjusted Pool		$4,245,148,387.68

XIII. 2008-9	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Oct-08	$ 4,165,180,531	1.50%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.